Lease Commitments (Schedule of Maturities of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2025	$ 105,832
2026	92,208
2027	64,919
2028	49,018
2029	46,131
2030 and thereafter	334,273
Total lease payments	692,381
Less imputed interest	153,412
Operating lease liability	$ 538,969	$ 430,490